Directors' and prescribed officers' remuneration - Key management share ownership (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	6,470,779	7,829,966	13,753,744
Ownership interest	0.23%	0.28%	0.49%
Directors
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	3,962,126	5,431,869	10,359,306
Ownership interest	0.14%	0.19%	0.37%
Neal Froneman
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	1,829,452	3,284,428	8,559,665
Ownership interest	0.06%	0.12%	0.30%
ADR shares held (in shares)	388,863	388,863	225,408
Ordinary shares issued upon conversion of ADRs (in shares)	1,555,452	1,555,452	901,632
Charl Keyter
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	1,776,481	1,776,481	1,466,181
Ownership interest	0.06%	0.06%	0.05%
Timothy Cumming
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	20,000	20,000	6,000
Ownership interest	0.00%	0.00%	0.00%
Richard Menell
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	10,125	10,125	10,125
Ownership interest	0.00%	0.00%	0.00%
Keith Rayner
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	78,992	73,992	68,992
Ownership interest	0.00%	0.00%	0.00%
Susan van der Merwe
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	0	1,028	1,028
Ownership interest	0.00%	0.00%	0.00%
Jeremiah Vilakazi
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	2,000	4,220	4,220
Ownership interest	0.00%	0.00%	0.00%
Vincent Maphai
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	228,224	228,224	199,724
Ownership interest	0.01%	0.01%	0.01%
Savannah Danson
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	0	16,519	16,519
Ownership interest	0.00%	0.00%	0.00%
Harry Kenyon-Slaney
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	16,852	16,852	16,852
Ownership interest	0.00%	0.00%	0.00%
ADR shares held (in shares)	4,213	4,213	4,213
Elaine Dorward-King
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	0	0	10,000
Ownership interest	0.00%	0.00%	0.00%
Dawie Mostert
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	0	136,302	136,302
Ownership interest	0.00%	0.00%	0.00%
Themba Nkosi
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	251,583	251,583	251,583
Ownership interest	0.01%	0.01%	0.01%
ADR shares held (in shares)	5,300	5,300	5,300
Ordinary shares issued upon conversion of ADRs (in shares)	21,200	21,200	21,200
Richard Stewart
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	788,771	788,771	788,771
Ownership interest	0.03%	0.03%	0.03%
Robert van Niekerk
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	490,429	490,429	1,766,770
Ownership interest	0.02%	0.02%	0.06%
Laurent Charbonnier
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	151,012	151,012	151,012
Ownership interest	0.01%	0.01%	0.01%
ADR shares held (in shares)	37,753	37,753	37,753
Charles Carter
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	680,000	580,000	300,000
Ownership interest	0.02%	0.02%	0.01%
ADR shares held (in shares)	170,000	145,000	75,000
Melanie Naidoo-Vermaak
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	146,858	0	0
Ownership interest	0.01%	0.00%	0.00%